Borrowings - Summary of long term borrowings maturities (Details) - RMB - CNY (¥) ¥ in Millions	Jun. 30, 2026	Dec. 31, 2025
Disclosure of detailed information about borrowings [line items]
Long-term bank borrowings amount	¥ 7,166	¥ 0
Within 1 year
Disclosure of detailed information about borrowings [line items]
Long-term bank borrowings amount	24	0
Between 1 and 2 years
Disclosure of detailed information about borrowings [line items]
Long-term bank borrowings amount	214	0
Between 2 and 5 years
Disclosure of detailed information about borrowings [line items]
Long-term bank borrowings amount	1,650	0
Over 5 years
Disclosure of detailed information about borrowings [line items]
Long-term bank borrowings amount	¥ 5,278	¥ 0